Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

March 24, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
     FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 97 to the Trust's Registration Statement on Form N-1A (PEA No. 97). The purpose of PEA No. 97 is to introduce four new series to the Trust: the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, and Long Short Treasury Fund (the "Funds"). The Funds will be offered in four separate share classes: H-Class Shares, A-Class Shares, C-Class Shares, and I-Class Shares.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please do not hesitate to contact me at
202.739.5684 with your questions or comments.

Sincerely,


/s/ Laura E. Flores
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Laura E. Flores